Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant of stock awards and the release of information that could be expected to affect such grant’s value is generally precluded by the granting policy and pre-determined schedule, using the methodology described above.
During 2024, there were no stock option awards granted to any NEO within four business days before, or within one business day after, the filing of any report on Forms 10-K, 10-Q, or 8-K that disclosed material nonpublic information.

Award Timing Method
The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant of stock awards and the release of information that could be expected to affect such grant’s value is generally precluded by the granting policy and pre-determined schedule, using the methodology described above.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant of stock awards and the release of information that could be expected to affect such grant’s value is generally precluded by the granting policy and pre-determined schedule, using the methodology described above.

MNPI Disclosure Timed for Compensation Value	false